Investment properties (Details) $ in Millions	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Statement [Line Items]
Fair value at the beginning of the year	$ 313,369,000,000
Net gain / (loss) from fair value adjustment	16,583,000,000		$ (3,683,000,000)		$ 83,697,000,000
Currency translation adjustment		$ (4,123)		$ (11,179)		$ 18,340
Fair value at the end of the year	302,424,000,000		313,369,000,000
Level 3 [Member] | Argentina [Member]
Statement [Line Items]
Fair value at the beginning of the year	146,863,000,000		380,818,000,000
Additions	2,052,000,000		1,250,000,000
Disposals	0		0
Transfers	(63,306,000,000)		0
Net gain / (loss) from fair value adjustment	(883,000,000)		(22,149,000,000)
Additions of capitalized leasing costs	19,000,000		15,000,000
Depreciation of capitalized leasing costs	(9,000,000)		(10,000,000)
Currency translation adjustment	0		(20,304,000,000)
Investment properties, deconsolidation	0		(192,757,000,000)
Fair value at the end of the year		84,736	146,863,000,000		380,818,000,000
Level 2 [Member]
Statement [Line Items]
Fair value at the beginning of the year	166,506,000,000		186,087,000,000
Additions	7,358,000,000		444,000,000
Disposals	(29,116,000,000)		(35,134,000,000)
Transfers	59,506,000,000		(3,639,000,000)
Net gain / (loss) from fair value adjustment	17,466,000,000		18,466,000,000
Additions of capitalized leasing costs	23,000,000		21,000,000
Depreciation of capitalized leasing costs	(36,000,000)		(11,000,000)
Currency translation adjustment	(4,019,000,000)			$ 272
Investment properties, deconsolidation	$ 0		0
Fair value at the end of the year		$ 217,688	$ 166,506,000,000		$ 186,087,000,000